Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 148,757	$ 82,558
Cost of revenue	39,307	37,953
Gross profit	109,450	44,605
Operating expenses:
Marketing	58,989	63,156
Selling, general, and administrative	65,605	55,863
Total operating expenses	124,594	119,019
Loss from operations	(15,144)	(74,414)
Other income (expense):
Interest expense	(10)	(369)
Other (expense) income, net	(2,833)	2,809
Loss before provision for income taxes	(17,987)	(71,974)
Provision for income taxes	(127)	(90)
Net loss	(18,114)	(72,064)
Other comprehensive (loss) income	(13)	4
Total comprehensive loss	$ (18,127)	$ (72,060)
Net loss per share attributable to common stockholders:
Earnings Per Share, Basic	$ (0.51)	$ (2.07)
Earnings Per Share, Diluted	$ (0.51)	$ (2.07)
Weighted average shares outstanding:
Weighted Average Number of Shares Outstanding, Basic	35,353,809	34,758,817
Weighted Average Number of Shares Outstanding, Diluted	35,353,809	34,758,817